Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Current materials and supplies to be consumed in production process or rendering services	$ 393,600	$ 347,100
Cost of inventories recognised as expense during period	88,174	$ 105,282
Products In Progress	104,295
Finished product	$ 204,686